INVENTORY	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
INVENTORY [Text Block]
NOTE 9:-	INVENTORY

	December 31, 2022
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$5,364	$1,265	$6,629
Finished goods:
Packaged dried cannabis	8,665	$549	9,214
Other products	742	-	742

Balance as of December 31, 2022	$14,771	$1,814	$16,585

	December 31, 2021
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$14,113	$3,336	$17,449
Other cannabis products	1,074	-	1,074
Finished goods:
Packaged dried cannabis	8,974	270	9,244
Other cannabis products	744	-	744
Other products	880	-	880

Balance as of December 31, 2021	$25,785	$3,606	$29,391

During the years ended December 31, 2022 and 2021, inventory expensed to cost of revenue of cannabis products was $63,517 and $43,720, respectively, which included $4,342 and $8,796 of non-cash expense (out of which, a total of $2,528 and $226 attributable to the discontinued operations of the Canadian entities, see Note 24), respectively, related to the changes in fair value of inventory sold.

Cost of revenues in 2022 and 2021, also include production overhead not allocated to costs of inventory produced and recognized as an expense as incurred.